Estimated Fair Values of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jul. 03, 2017
Business Acquisition [Line Items]
Goodwill	$ 58,331	$ 58,964
Bigtera
Business Acquisition [Line Items]
Cash, cash equivalents and restricted cash			$ 78
Accounts receivable, net			380
Other current assets			14
Property and equipment			15
Goodwill			625
Identifiable intangible assets			4,736
Accounts payable			(436)
Accrued expenses and other current liabilities			(748)
Net assets acquired			$ 4,664